Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2023
Regulatory Matters [Abstract]
Schedule of Actual Capital Amounts and Ratios
Our actual capital amounts and ratios at December 31 follow(1):

	Actual		Minimum for Adequately Capitalized Institutions		Minimum for Well-Capitalized Institutions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
2023
Total capital to risk-weighted assets
Consolidated	$573,972	13.71%	$335,014	8.00%	NA	NA
Independent Bank	521,374	12.46	334,673	8.00	$418,341	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$481,569	11.50%	$251,260	6.00%	NA	NA
Independent Bank	469,023	11.21	251,005	6.00	$334,673	8.00%

Common equity tier 1 capital to risk-weighted assets
Consolidated	$443,065	10.58%	$188,445	4.50%	NA	NA
Independent Bank	469,023	11.21	188,254	4.50	$271,922	6.50%

Tier 1 capital to average assets
Consolidated	$481,569	9.03%	$213,227	4.00%	NA	NA
Independent Bank	469,023	8.80	213,180	4.00	$266,475	5.00%

2022
Total capital to risk-weighted assets
Consolidated	$536,549	13.62%	$315,059	8.00%	NA	NA
Independent Bank	480,886	12.22	314,733	8.00	$393,416	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$447,299	11.36%	$236,294	6.00%	NA	NA
Independent Bank	431,685	10.97	236,049	6.00	$314,733	8.00%

Common equity tier 1 capital to risk-weighted assets
Consolidated	$408,863	10.38%	$177,221	4.50%	NA	NA
Independent Bank	431,685	10.97	177,037	4.50	$255,720	6.50%

Tier 1 capital to average assets
Consolidated	$447,299	8.86%	$201,875	4.00%	NA	NA
Independent Bank	431,685	8.56	201,820	4.00	$252,275	5.00%
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(1)	These ratios do not reflect a capital conservation buffer of 2.50% at December 31, 2023 and 2022.
NA - Not applicable

Components Of Regulatory Capital
The components of our regulatory capital are as follows:

	Consolidated		Independent Bank
	December 31,		December 31,
	2023	2022	2023	2022
	(In thousands)
Total shareholders’ equity	$404,449	$347,596	$430,407	$370,418
Add (deduct)
Accumulated other comprehensive loss for regulatory purposes	66,344	86,966	66,344	86,966
Goodwill and other intangibles	(30,304)	(30,851)	(30,304)	(30,851)
CECL (1)	2,576	5,152	2,576	5,152
Common equity tier 1 capital	443,065	408,863	469,023	431,685
Qualifying trust preferred securities	38,504	38,436	—	—
Tier 1 capital	481,569	447,299	469,023	431,685
Subordinated debt	40,000	40,000	—	—
Allowance for credit losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	52,403	49,250	52,351	49,201
Total risk-based capital	$573,972	$536,549	$521,374	$480,886

(1)	We elected the three years CECL transition method for regulatory purposes.